Debt - Debt Issuances and Redemptions (Details)				1 Months Ended													12 Months Ended
	Sep. 15, 2016 USD ($)	Apr. 08, 2016 USD ($)	Apr. 05, 2016	Nov. 30, 2017 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 EUR (€)	Oct. 31, 2017 GBP (£)	Aug. 31, 2017 AUD ($)	May 31, 2017 CHF (SFr)	Oct. 31, 2016 EUR (€)	Oct. 31, 2016 GBP (£)
Debt Instrument [Line Items]
Notes payable																	$ 900,000,000
April Early Debt Redemption
Debt Instrument [Line Items]
Notes purchased and canceled		$ 2,300,000,000
4.950% Notes due 2047
Debt Instrument [Line Items]
Stated interest rate on debt instrument												4.95%
Proceeds from long-term borrowings												$ 1,500,000,000
2.50% Notes due 2016 | April Early Debt Redemption
Debt Instrument [Line Items]
Amount of notes repaid		$ 900,000,000
Stated interest rate on debt instrument		2.50%
Notes purchased price of principal amount of note, percentage			100.773%
2.00% Notes due 2016 | April Early Debt Redemption
Debt Instrument [Line Items]
Amount of notes repaid		$ 500,000,000
Stated interest rate on debt instrument		2.00%
Notes purchased price of principal amount of note, percentage			100.775%
6.35% Notes due 2019 | April Early Debt Redemption
Debt Instrument [Line Items]
Amount of notes repaid		$ 800,000,000
Stated interest rate on debt instrument		6.35%
Notes purchased price of principal amount of note, percentage			113.521%
August Debt Issuance
Debt Instrument [Line Items]
Amount of notes repaid	$ 2,300,000,000
Aggregate principal amount																$ 6,200,000,000
Proceeds from long-term borrowings																$ 6,100,000,000
August Debt Issuance | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate																0.37%
Floating Rate Notes due 2019
Debt Instrument [Line Items]
Aggregate principal amount																$ 400,000,000
1.375% Notes due 2019
Debt Instrument [Line Items]
Aggregate principal amount																$ 1,000,000,000
Stated interest rate on debt instrument																1.375%
1.750% Notes due 2021
Debt Instrument [Line Items]
Aggregate principal amount																$ 1,000,000,000
Stated interest rate on debt instrument																1.75%
2.625% Notes due 2026
Debt Instrument [Line Items]
Aggregate principal amount																$ 2,300,000,000
Stated interest rate on debt instrument																2.625%
4.125% Notes due 2046
Debt Instrument [Line Items]
Aggregate principal amount																$ 1,500,000,000
Stated interest rate on debt instrument																4.125%
September Debt Issuance
Debt Instrument [Line Items]
Aggregate principal amount															$ 2,100,000,000
Stated interest rate on debt instrument															4.20%
Proceeds from long-term borrowings															$ 2,000,000,000
4.80% Notes due 2044 | September Redemption
Debt Instrument [Line Items]
Amount of notes repaid															$ 900,000,000
Stated interest rate on debt instrument															4.80%
Notes purchased price of principal amount of note, percentage															100.00%
0.500% Notes due 2022
Debt Instrument [Line Items]
Aggregate principal amount | €																						€ 1,000,000,000
Stated interest rate on debt instrument																						0.50%	0.50%
0.875% Notes due 2025
Debt Instrument [Line Items]
Aggregate principal amount | €																						€ 1,000,000,000
Stated interest rate on debt instrument																						0.875%	0.875%
1.375% Notes due 2028
Debt Instrument [Line Items]
Aggregate principal amount | €																						€ 1,250,000,000
Stated interest rate on debt instrument																						1.375%	1.375%
3.125% Notes due 2035
Debt Instrument [Line Items]
Aggregate principal amount | £																							£ 450,000,000
Stated interest rate on debt instrument																						3.125%	3.125%
October Debt Issuance
Debt Instrument [Line Items]
Proceeds from long-term borrowings														$ 4,100,000,000
1.35% Notes due 2017 | December Debt Redemption
Debt Instrument [Line Items]
Amount of notes repaid													$ 2,000,000,000
Stated interest rate on debt instrument																	1.35%
Notes purchased price of principal amount of note, percentage													100.321%
Verizon Notes due February 21, 2022 | December Debt Redemption
Debt Instrument [Line Items]
Amount of notes repaid													$ 2,500,000,000
Notes purchased price of principal amount of note, percentage													100.00%
GTE LLC | 6.940% Debentures due 2028 | February Redemption
Debt Instrument [Line Items]
Amount of notes repaid												200,000,000
Aggregate principal amount												$ 600,000,000.0
Stated interest rate on debt instrument												6.94%
Notes purchased price of principal amount of note, percentage												124.80%
Verizon Communications Inc
Debt Instrument [Line Items]
Aggregate principal amount											$ 11,000,000,000.0
Proceeds from long-term borrowings					$ 5,400,000,000				$ 1,000,000,000		$ 10,900,000,000
Verizon Communications Inc | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate											1.00%
Verizon Communications Inc | 4.950% Notes due 2047
Debt Instrument [Line Items]
Aggregate principal amount												$ 1,500,000,000.0
Verizon Communications Inc | Floating Rate Notes
Debt Instrument [Line Items]
Amount of notes repaid								$ 1,300,000,000
Aggregate principal amount											$ 1,400,000,000.0
Verizon Communications Inc | 5.500% Notes due 2047
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,500,000,000.0
Stated interest rate on debt instrument											5.50%
Verizon Communications Inc | 3.125% Notes due 2022
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,850,000,000.00
Stated interest rate on debt instrument											3.125%
Verizon Communications Inc | 4.125% Notes due 2027
Debt Instrument [Line Items]
Aggregate principal amount											$ 3,250,000,000.00
Stated interest rate on debt instrument											4.125%
Verizon Communications Inc | 5.250% Notes due 2037
Debt Instrument [Line Items]
Aggregate principal amount											$ 3,000,000,000.0
Stated interest rate on debt instrument											5.25%
Verizon Communications Inc | 6.100% Notes due 2018 | April Redemption
Debt Instrument [Line Items]
Amount of notes repaid										$ 500,000,000
Stated interest rate on debt instrument										6.10%
Notes purchased price of principal amount of note, percentage										104.485%
Verizon Communications Inc | 5.500% Notes due 2018 | April Redemption
Debt Instrument [Line Items]
Amount of notes repaid										$ 500,000,000
Stated interest rate on debt instrument										5.50%
Notes purchased price of principal amount of note, percentage										103.323%
Verizon Communications Inc | Floating Rate Notes due 2020
Debt Instrument [Line Items]
Aggregate principal amount									1,500,000,000.0
Proceeds from long-term borrowings									$ 1,500,000,000
Verizon Communications Inc | Floating Rate Notes due 2020 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate									0.55%
Verizon Communications Inc | 0.375% Bonds due 2023
Debt Instrument [Line Items]
Aggregate principal amount | SFr																					SFr 600,000,000.0
Stated interest rate on debt instrument									0.375%												0.375%
Verizon Communications Inc | 1.000% Bonds due 2027
Debt Instrument [Line Items]
Aggregate principal amount | SFr																					SFr 400,000,000.0
Stated interest rate on debt instrument									1.00%												1.00%
Verizon Communications Inc | 2.600% to 4.900% Notes | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	2.60%
Verizon Communications Inc | 2.600% to 4.900% Notes | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	4.90%
Verizon Communications Inc | 1.100% Notes due 2017 | June Redemption
Debt Instrument [Line Items]
Amount of notes repaid								$ 500,000,000
Stated interest rate on debt instrument								1.10%
Notes purchased price of principal amount of note, percentage								100.003%
Verizon Communications Inc | 4.500% Notes due 2033
Debt Instrument [Line Items]
Aggregate principal amount							$ 3,000,000,000.0
Stated interest rate on debt instrument							4.50%													4.50%
Proceeds from long-term borrowings							$ 3,000,000,000
Verizon Communications Inc | Series of Australian Dollar (AUD) denominated Notes
Debt Instrument [Line Items]
Proceeds from long-term borrowings							$ 1,700,000,000
Verizon Communications Inc | AUD denominated 3.500% Notes due 2023
Debt Instrument [Line Items]
Aggregate principal amount																				$ 550,000,000.00
Stated interest rate on debt instrument							3.50%													3.50%
Verizon Communications Inc | AUD denominated 4.050% Notes due 2025
Debt Instrument [Line Items]
Aggregate principal amount																				$ 450,000,000.00
Stated interest rate on debt instrument							4.05%													4.05%
Verizon Communications Inc | AUD denominated 4.500% Notes due 2027
Debt Instrument [Line Items]
Aggregate principal amount																				$ 700,000,000.0
Stated interest rate on debt instrument							4.50%													4.50%
Verizon Communications Inc | AUD denominated Floating Rate Notes due 2023
Debt Instrument [Line Items]
Aggregate principal amount																				$ 500,000,000.0
Verizon Communications Inc | Floating Rate Notes due 2023 | Bank Bill Swap Reference Rate (BBSW)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate							1.22%
Verizon Communications Inc | 5.150% Notes due 2050
Debt Instrument [Line Items]
Aggregate principal amount							$ 1,000,000,000.0
Stated interest rate on debt instrument							5.15%													5.15%
Proceeds from long-term borrowings							$ 900,000,000
Verizon Communications Inc | 3.650% Notes due 2018 | September Redemption
Debt Instrument [Line Items]
Amount of notes repaid						$ 1,300,000,000
Stated interest rate on debt instrument						3.65%
Notes purchased price of principal amount of note, percentage						101.961%
Verizon Communications Inc | Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount																		€ 3,500,000,000.0	£ 1,000,000,000.0
Verizon Communications Inc | 1.375% Notes due 2026
Debt Instrument [Line Items]
Aggregate principal amount | €																		€ 1,250,000,000.00
Stated interest rate on debt instrument																		1.375%	1.375%
Verizon Communications Inc | 1.875% Notes due 2029
Debt Instrument [Line Items]
Aggregate principal amount | €																		€ 750,000,000.00
Stated interest rate on debt instrument																		1.875%	1.875%
Verizon Communications Inc | 2.875% Notes due 2038
Debt Instrument [Line Items]
Aggregate principal amount | €																		€ 1,500,000,000.0
Stated interest rate on debt instrument																		2.875%	2.875%
Verizon Communications Inc | 3.375% Notes due 2036
Debt Instrument [Line Items]
Aggregate principal amount | £																			£ 1,000,000,000.0
Stated interest rate on debt instrument																		3.375%	3.375%
Verizon Communications Inc | 4.500% Notes due 2020 | November Redemption
Debt Instrument [Line Items]
Amount of notes repaid				$ 3,500,000,000
Stated interest rate on debt instrument				4.50%
Notes purchased price of principal amount of note, percentage				106.164%
Qualified Plan | Pension
Debt Instrument [Line Items]
Defined benefit plan discretionary contributions by employer											$ 3,400,000,000						$ 3,400,000,000